Shareholders’ Equity	3 Months Ended
Mar. 31, 2022
Stockholders' Equity Note [Abstract]
Shareholders’ Equity

Note 10 – Shareholders’ Equity

Common stock

During the three months ended March 31, 2022, the Company issued:

●	75,000 shares of common stock to consultants for services rendered valued at $22,500. The fair value was determined based on the Company’s stock price on the grant date.

During the year ended December 31, 2021, the Company issued:

●	1,252,300 shares of common stock to consultants for services rendered valued at $737,388. The fair value was determined based on the Company’s stock price on the grant date. Pursuant to ASC 718 the company has allocated a portion of stock-based compensation to prepaid expenses until the services are provided to the Company. The amount allocated to prepaid expense at December 31, 2021 is $40,026.

●	1,121,071 shares of common stock for an investment in Grapheton valued at $633,405. The fair value was determined based on the Company’s stock price on the grant date.

●	250,000 shares of common stock for cash proceeds of $100,000

During the year ended December 31, 2020, the Company issued:

●	1,606,111 shares of common stock to consultants for services rendered valued at $1,005,656. The fair value was determined based on the Company’s stock price on the grant date;

●	3,192,466 shares of common stock for convertible notes and accrued interest of $500,000 and $32,812, respectively; and

●	858,896 shares of common stock for an investment in Grapheton valued at $601,227. The fair value was determined based on the Company’s stock price on the grant date.

Warrants

The following table summarizes the activity related to warrants:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2020	333,333	$0.40	1.50	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, December 31, 2021	333,333	$0.36	0.90	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, March 31, 2022	333,333	$0.30	0.65	$6,667
Exercisable, March 31, 2022	333,333	$0.30	0.65	$6,667

The above warrants contain a down round provision that requires the exercise price to be adjusted if the Company sells shares of common stock below the current exercise price. During the twelve months ended December 31, 2021,  the Company issued shares of common stock for $0.36 therefore, the exercise price of these warrants was adjusted from $1.50 to $0.36.  The change in fair value between the value of the warrants using the new exercise price versus the old exercise price was calculated to be $52,861. This amount is recorded as a deemed dividend in the accompanying consolidated financial statements during the year ended December 31, 2021.

The above warrants also contains a down round provision that requires the exercise price to be adjusted if the Company sells shares of common stock below the current exercise price. During the three months ended March 31, 2022, the Company issued shares of common stock for $0.30 therefore, the exercise price of these warrants was adjusted from $0.36 to $0.30. The change in fair value between the value of the warrants using the new exercise price versus the old exercise price was calculated to be $9,950. This amount is recorded as a deemed dividend in the accompanying consolidated financial statements during the three months ended March 31, 2022

The following table summarizes information about options outstanding and exercisable as of March 31, 2022

Outstanding and Exercisable
Number of Warrants	Exercise Price
333,333	$0.36
333,333